Purchases and other expenses (Tables)	12 Months Ended
Dec. 31, 2017
Purchases and other expenses [abstract]
Schedule of external purchases

(in millions of euros)	2017	2016	2015
Commercial expenses and content rights	(7,087)	(6,800)	(6,549)
o/w costs of terminals and other equipment sold	(4,110)	(3,970)	(3,920)
o/w advertising, promotional, sponsoring and rebranding costs	(845)	(894)	(850)
Service fees and inter-operator costs	(5,252)	(5,459)	(5,228)
Other network expenses, IT expenses	(3,074)	(2,999)	(2,871)
Other external purchases	(3,062)	(3,023)	(3,049)
o/w rental expenses	(1,148)	(1,156)	(1,163)
Total	(18,475)	(18,281)	(17,697)

Schedule of other operating expenses

(in millions of euros)	2017	2016	2015
Expense from universal service	(43)	(47)	(30)
Allowances and losses on trade receivables - telecom activities	(251)	(275)	(279)
Litigations	(278)	(86)	(506)
Cost of bank credit risk	(6)	(2)	-
Other expense	(152)	(133)	(254)
Total	(730)	(543)	(1,069)

Schedule of provisions for litigations

(in millions of euros)	2017	2016	2015
Provision for litigations in the opening balance	537	528	491
Additions with impact on income statement	354	24	478
Reversals with impact on income statement	(34)	(7)	(56)
Discounting with impact on income statement	2	4	4
Utilizations without impact on income statement(1)	(37)	(13)	(402)
Changes in consolidation scope	-	(6)	1
Translation adjustment	7	(5)	-
Reclassifications and other items	(50)	12	12
Reclassification to assets held for sale	-	-	-
Provision for litigations in the closing balance	779	537	528
o/w non-current provision	53	69	85
o/w current provision	726	468	443
(1) Included, in 2015, amend for the Enterprise Market litigation for 350 million euros reclassified in debts to be paid, and paid in 2016.

Schedule of restructuring and integration costs

(in millions of euros)	2017	2016	2015
Restructuring costs	(164)	(428)	(151)
Departure plans (1)	(67)	(128)	(80)
Lease property restructuring (2)	(58)	(74)	36
Distribution channels (3)	(4)	(181)	(98)
Impairment of assets related to onerous contracts	(6)	(25)	-
Other	(29)	(20)	(9)
Integration costs	(3)	(71)	(21)
Jazztel (4)	-	(43)	(21)
Acquisition costs of investments	(3)	(23)	-
Other	-	(5)	-
Total	(167)	(499)	(172)

(1) Mainly voluntary departure plans of Orange Spain in 2016 (approximately 500 people) and Orange Polska in 2017 (approximately 2,700 people).
(2) Essentially related to vacant leases in France.
(3) Concerns the end of the relationship with some indirect distributors.
(4) In 2016, mainly related to termination of operational contracts as part of the integration of the activities of Jazztel (principally linked to IRUs and leased lines).

Some restructuring and integration costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2017	2016	2015
Restructuring and integration provision in the opening balance	375	414	498
Additions with impact on income statement	150	234	122
Reversals releases with impact on income statement	(34)	(19)	(60)
Utilizations without impact on income statement	(133)	(205)	(147)
Translation adjustment	(1)	(1)	2
Reclassifications and other items	20	(48)	(1)
Reclassification to assets held for sale	-	-	-
Restructuring and integration provision in the closing balance	377	375	414
o/w non-current provision	251	185	225
o/w current provision	126	190	189

Schedule of broadcasting rights and equipment inventories

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Handset inventories	583	594	554
Other products/services sold	32	29	26
Available broadcasting rights	68	45	50
Others supplies	198	205	185
Gross value	881	873	815
Depreciation	(54)	(54)	(52)
Net book value	827	819	763

(in millions of euros)	2017	2016	2015
Inventories in the opening balance	819	763	709
Business related variations	14	62	42
Changes in the scope of consolidation	0	3	(1)
Translation adjustment	(3)	(9)	1
Reclassifications and other items	(4)	(0)	12
Reclassification to assets held for sale	-	-	-
Inventories in the closing balance	827	819	763

Schedule of prepaid expenses

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Prepaid rentals and external purchases	547	512	463
Other prepaid operating expenses	47	28	32
Total	594	540	495

(in millions of euros)	2017	2016	2015
Prepaid expenses in the opening balance	540	495	392
Business related variations	71	35	87
Changes in the scope of consolidation	0	17	6
Translation adjustment	(17)	(18)	9
Reclassifications and other items	0	10	1
Reclassification to assets held for sale	-	-	-
Prepaid expenses in the closing balance	594	540	495

Schedule of trade payables

(in millions of euros)	2017	2016	2015
Trade payables in the opening balance	6,211	6,227	5,775
Business related variations	410	80	86
Changes in the scope of consolidation	(9)	134	272
Translation adjustment	(56)	(116)	29
Reclassifications and other items	(34)	(114)	65
Reclassification to assets held for sale	-	-	-
Trade payables in the closing balance	6,522	6,211	6,227
o/w trade payables from telecoms activities	6,440	6,165	6,227
o/w trade payables from Orange Bank	82	46	-

Schedule of other liabilities

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Provisions for litigations (1)	779	537	528
Cable network access fees (URI) (2)	194	240	285
Submarine cable consortium (3)	157	235	410
Security deposit received	182	198	232
Orange Money - units in circulation (3)	408	319	-
Others (4)	738	610	1,032
Total	2,456	2,138	2,487
o/w other non-current liabilities	521	608	792
o/w other current liabilities	1,935	1,530	1,695

(1) See Note 5.2.
(2) See accounting policies Note 8.3.
(3) These liabilities are offset by the receivables of the same amount (see accounting policies and Note 4.5).
(4) Included the amend for the Enterprise Market litigation for 350 million euros booked in 2015 and paid in 2016.

(in millions of euros)	2017	2016	2015
Other liabilities in the opening balance	2,138	2,487	1,971
Business related variations (1)	267	(432)	477
Changes in the scope of consolidation	18	75	5
Translation adjustment	(7)	(19)	9
Reclassifications and other items	40	27	25
Reclassification to assets held for sale	-	-	-
Other liabilities in the closing balance	2,456	2,138	2,487

(1) Included the amend for the Enterprise Market litigation for 350 million euros booked in 2015 and paid in 2016.